Significant Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Significant Subsequent Events
10.	SIGNIFICANT SUBSEQUENT EVENTS

(1)
On January 25, 2024, UMC and INTEL CORPORATION (INTEL) announced to collaborate on the development of a 12-nanometer semiconductor process platform to address high-growth markets such as mobile, communication infrastructure and networking. The long-term agreement brings together INTEL’s at-scale U.S. manufacturing capacity and UMC’s extensive foundry experience on mature nodes to enable an expanded process portfolio. It also offers global customers greater choice in their sourcing decisions with access to a more geographically diversified and resilient supply chain.

(2)
On February 27, 2024, the Board of Directors of UMC approved to participate in the capital increase of the Company’s subsidiary, UMC CAPITAL CORP., and UMC has completed the investment in the amount of
US$22
million in April 2024.

(3)	On February 27, 2024, the Board of Directors of the Company’s subsidiary, UMC CAPITAL CORP., approved an investment in 7V AI CAPITAL LLC, with amount not more than US$20 million.